Property, plant and equipment (10K) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,083	$ 2,079
Less accumulated depreciation and amortization		(2,072)	(2,062)
Property, Plant and Equipment, Net	$ 17	11	17
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,235	1,231
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		435	435
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		90	90
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 323	$ 323